Trade and Other Receivables	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
TRADE AND OTHER RECEIVABLES

	SA rand
Figures in million	2019	2018

Financial assets

Trade receivables (metals)	448	542
Other trade receivables	230	123
Loss allowance	(68)	(60)

Trade receivables - net	610	605
Interest and other receivables	7	7
Employee receivables	10	14

Non-financial assets

Prepayments	67	76
Value added tax	281	316
Income and mining taxes	89	121

Total trade and other receivables	1 064	1 139

The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 4 for details):

	SA rand
Figures in million	2019	2018

Balance at beginning of year	60	51
Increase in loss allowance recognised during the year	47	11
Reversal of loss allowance during the year	(39)	(2)

Balance at end of year	68	60

The loss allowance for trade and other receivables stratified according to ageing profile at the reporting date is as follows:

	SA rand
Figures in million	Gross	Loss allowance

30 June 2019

Not past due[1]	562	—
Past due by 1 to 30 days	3	—
Past due by 31 to 60 days	30	—
Past due by 61 to 90 days	9	—
Past due by more than 90 days	12	11
Past due by more than 361 days	62	57

	678	68

30 June 2018

Not past due	586	16
Past due by 1 to 30 days	10	—
Past due by 31 to 60 days	21	—
Past due by 61 to 90 days	6	5
Past due by more than 90 days	10	10
Past due by more than 361 days	32	29

	665	60
[1]Includes the full trade receivables (metals) balance.

19	TRADE AND OTHER RECEIVABLES continued

During 2018 and 2019 there was no renegotiation of the terms of any receivable. As at 30 June 2019 and 30 June 2018, there was no collateral pledged or held for any of the receivables.